Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2025
Credit From Banks And Others [Abstract]
Schedule of composition
A.	Composition

As of December 31
2025	2024
$ millions	$ millions

Short-term debt
From financial institutions (1)	439	276
Current maturities of:
Debentures	56	4
Long-term loans from financial institutions	302	26
Lease Liability	79	78
	437	108
Total Short-Term debt	876	384
Long- term debt and debentures
Long-term lease liability	255	264
Loans from financial institutions	868	801
	1,123	1,065

Marketable debentures	1,148	906
Non-marketable debentures	46	46
	1,194	952
	2,317	2,017
Less – current maturities of:
Debentures	56	4
Long-term loans from financial institutions	302	26
Lease liability	79	78
	437	108

Total Long- term debt and debentures	1,880	1,909

(1)	Including $325 million from securitization and $114 million in credit from local banks.

(2)	For further information, see Note 21.

Schedule of yearly movement in credit from banks and others
As of December 31
2025	2024
$ millions	$ millions

Balance as of January 1	2,301	2,703
Changes from financing cash flows
Receipt of long-term debts	1,666	889
Repayment of long-term debt	(1,599)	(1,302)
Receipts (repayments) of short-term debt, net	146	(1)
Interest paid	(117)	(122)
Repayment from transaction in derivatives, net	(3)	(2)

Total net financing cash flows	93	(538)
Initial recognition of lease liability	68	97
Interest expenses	156	152
Effect of changes in foreign exchange rates	187	(60)
Change in fair value of derivatives	(51)	-
Other changes	(42)	(53)
Balance as of December 31	2,712	2,301

(*) The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.

Schedule of information on material loans and debentures
D.	Information on material loans and debentures outstanding as of December 31, 2025(7):

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate (*)	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	US Dollar	712	6.38%	May 2038	(2), (3)
Debentures - Series G	January/May 2020, May 2025	1,616	Israeli Shekel	437	2.40%	2022- 2034 (annual installment)	Partially repaid (1), (3)
Debentures (private offering) – 3 series	January 2014	275	US Dollar	46	5.31%	January 2026	Partially repaid (5)
Sustainability linked loan (SLL)	September 2021	250	Euro	293	0.80%	September 2026	(4)
Loan - European Bank	June 2025	75	Euro	85	3.09%	2025-2030 (Semi – Annual installment)	Partially repaid (6)

(*) Fixed interest.

Schedule of credit facilities
E.	Credit facilities:

Issuer	Group of international banks
Date of the credit facility	April 2023
Date of credit facility termination	April 2030
The amount of the credit facility	USD 1,550 million (1)
Credit facility has been utilized	USD 250 million EUR 210 million
Interest rate	Up to 33% use of the credit: SOFR/Euribor + 0.69%. From 33% to 66% use of the credit: SOFR/Euribor + 0.89% 66% or more use of the credit: SOFR/Euribor + 1.04%
Loan currency type	USD and EUR loans
Pledges and restrictions	Financial covenants - see Section F, a cross-default mechanism and a negative pledge (2)
Non-utilization fee	0.245%

Schedule of restrictions on the group relating to the receipt of credit
Financial Covenants:

Financial Covenants (1)(2)	Financial Ratio Required under the Agreement	Financial Ratio December 31, 2025
Total shareholder's equity	Equity above $2,000 million	$ 5,983 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	15.48
Ratio of the net financial debt to EBITDA	Less than 3.5	1.35
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	2.74%

(1)
The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2025, the Company complies with all of its financial covenants.

(2)	The EBITDA calculation for the financial covenants, which amounted to $1,434 million in 2025, is according to the agreements with the financial institutions.